SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly owned subsidiaries and subsidiaries which the Company owns 83% interests and its investment in CWN Capital Inc. All material inter-company accounts and transactions have been eliminated upon consolidation.

During the fiscal year 2011, CWN HK invested an amount of $400,000 to CWN China. As a result, through CWN HK, the Company had an effective ownership of 80% equity interests in CWN China. During the fiscal year 2012, CWN HK further invested an amount of $200,000 to CWN China and the Company‘s effective ownership of equity interest increased from 80% to 83% in CWN China. The transaction was accounted for as an equity transaction and the non-controlling interest was adjusted to reflect the changes in the interest in CWN China.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates relate to the determination of the net recoverable value of assets, fair value of financial instruments, allowance for doubtful accounts, asset impairment, deferred income tax assets and liabilities and stock based compensation. Management makes its best estimate of the ultimate outcome of these items based on historical trends and other information available when the financial statements are prepared. Actual amounts may ultimately differ from those estimates.

Equipment

Equipment is recorded at cost, net of accumulated amortization.

Depreciation on equipment is provided on a declining-balance basis over its expected useful lives at the following annual rates:

Furniture and fixtures	20%
Computer equipment	30%
Vehicle	25%

Cash equivalents

Cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less when purchased. As at December 31, 2012, the Company held a $504,107 [2011 - $Nil] term deposit, which is due on January 3, 2012 with an annual yield of 3.2%.

Foreign currency translations

The Company, NAI, CWN HK, CWN China and Weihai maintain their accounting records in their functional currencies of U.S. dollars, Canadian dollars, HK dollars, Chinese Renminbi and Chinese Renminbi, respectively. However, the Company reports in U.S. dollars. Foreign currency transactions in the foreign subsidiaries are translated into their functional currency using the exchange rate in effect at that date for assets, liabilities, revenues and expenses. At the period end, monetary assets and liabilities denominated in the foreign currency are re-evaluated into the functional currency by using the exchange rate in effect for the period end. The resulting foreign exchange gains and losses are included in operations.

Assets and liabilities of the foreign subsidiaries are translated into the reporting U.S. dollars at exchange rates in effect at the balance sheet date. Revenues and expenses are translated at the average exchange rates. Gain and losses from such translations are included in stockholders’ equity, as a component of other comprehensive income.

Advertising expenses

The Company expensed advertising costs as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $212,930, $271,164 and $217,519 respectively.

Income taxes

The Company accounts for income taxes under the provisions of Accounting Standards Codification (“ASC”) 740 (formerly Statement of Financial Accounting Standards (“SFAS”) No. 109), Accounting for Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The effect on deferred income tax assets and liabilities of a change in income tax rates is included in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized.

On January 1, 2007 the Company adopted FAS Interpretation No. 48, “Accounting for Uncertainty in Income Taxes— an interpretation of FASB Statement No. 109 ("FIN 48")”, codified into ASC 740. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. FIN 48 describes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Comprehensive income

The Company accounts for comprehensive income under the provisions of ASC 220 (formerly SFAS 130), Reporting Comprehensive Income, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders’ Equity. The Company’s comprehensive income (loss) consists of net earnings (loss) for the year, foreign currency translation adjustments and unrealized gain (loss) on available-for-sale securities.

Financial instruments and concentration of risks

Fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying value of cash and cash equivalents, available for sale securities, accounts receivable, receivable from related parties, accounts payable and accrued liabilities, due to related parties and bank loans approximates their fair value because of the short-term nature of these instruments. The Company is exposed to interest rates risk on its cash and cash equivalents, marketable funds and bank loans. Management does not believe that the impact of interest rate fluctuate will be significant.

The Company has cash and cash equivalents with various financial institutions, which may exceed insured limits throughout the year. The Company is exposed to credit loss for amounts in excess of insured limits in the event of non-performance by the institution. However, the Company does not anticipate non-performance.

Concentration of credit risk with respect to trade receivables is limited due to the Company’s large number of diverse customers. The Company does not require collateral or other security to support financial instruments subject to credit risk.

The Company operates and incurs significant expenditures outside of the United States of America and is exposed to foreign currency risks due to the currency exchange fluctuation between the subsidiaries’ functional currency and the Company’s reporting currency.

Available-for-sale securities

Available-for-sale securities represent securities and other financial instruments that are non- strategic and neither held for trading, nor held to maturity. Available-for-sale securities are recorded at market value. Unrealized holding gains and losses on available-for-sale securities are excluded from income and charged to Accumulated other comprehensive income as a separate component of stockholders’ equity until realized.

Non-monetary transactions

The Company entered into agreements for the supply of content for the Company’s websites in exchange for advertising, consisting primarily of links to the supplier’s websites.  The Company accounted for these transactions in accordance with ASC 845 (formerly Accounting Principles Board No. 29) Nonmonetary Transactions and with ASC 605-20 (formerly Emerging Issues Task Force No. 99-17)  Revenue Recognition .  No cash was exchanged between the parties in any of these transactions.  These transactions have been recorded at a zero value, being the carrying amount of the content supplied.

Revenue recognition

Revenue consists of two main sources:

1.	Fees from banner advertisement, webpage hosting and maintenance, on-line promotion and translation services, advertising and promotion fees for customers in the Company’s Chinese Investment Guides, sponsorship fees from investment seminars, road show and forums, all of which sales prices are fixed and determinable at the time the contracts are signed and there are no provisions for refunds contained in the contracts. These revenues are recognized when all significant contractual obligations have been satisfied and collection of the resulting receivable is reasonably assured.

2.	Fees from membership subscriptions. These revenues are recognized over the term of the subscription.

Fees received in advance and require continuing performance obligation are deferred and recognized as revenue systematically over the period of services provided to customers.

Long-lived assets impairment

Long-term assets of the Company are reviewed for impairment whenever events or changes in circumstances indicate that their carrying value has become impaired, in accordance with the guidance established in ASC 360 (formerly SFAS144), Property, Plant and Equipment . An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis.

Stock-based compensation

The Company has adopted the fair value method of accounting for stock-based compensation as recommended by ASC 718 (formerly SFAS 123R) Compensation –Stock Compensation. The Company has granted stock options to directors and certain employees for services provided to the Company under this method. The Company recognizes compensation expense for stock options awarded based on the fair value of the options at the grant date using the Black-Scholes option pricing model. The fair value of the options is amortized over the vesting period.

Fair value of financial instruments

The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one – Quoted market prices in active markets for identical assets or liabilities;

•	Level two – Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

For the period ended December 31, 2012 and 2011, the fair value of cash and cash equivalents and public traded securities, marketable funds and bank loans are recognized on the balance sheets as level one per the fair value hierarchy; and the fair value of share options are recognized in the balance sheets as level two per the fair value hierarchy.

Earning (Loss) per share

Earning (loss) per share is computed using the weighted average number of common shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), Earnings Per Share . Diluted earning (loss) per share is equal to basic loss per share because there is no potential dilutive security.

Accounts receivable

Accounts receivable are recorded at face value, less an allowance for doubtful accounts. The allowance for doubtful accounts is an estimate calculated based on an analysis of current business and economic risks, customer credit-worthiness, specific identifiable risks such as bankruptcies, terminations or discontinued customers, or other factors that may indicate a potential loss. The allowance is reviewed on a regular basis, at least annually, to ensure that it adequately provides for all reasonably expected losses in the receivable balances. An account may be determined to be uncollectible if all collection efforts have been exhausted, the customer has filed for bankruptcy and all recourse against the account is exhausted, or disputes are unresolved and negotiations to settle are exhausted. This uncollectible amount is written off against the allowance.  For the fiscal year 2012, the Company recorded bad debt recovery of $30,472 from allowance for doubtful accounts. The company incurred an expense for bad debt and provision for allowance for doubtful accounts receivable in the amount of $55,917 in 2011 (2010 – $16,242).

Newly adopted accounting pronouncements and new accounting pronouncements

 In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. The Company is currently evaluating the impact of the adoption.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on the Company’s financial position or results of operations.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued an Update to simplify how public entities test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We will adopt the amendment effective beginning in the first quarter of 2012. The adoption of the new amendments is not expected to have a significant impact on our consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about offsetting assets and liabilities". Under the new guidance entities must disclose both gross information and net information on instruments and transactions eligible for offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45, and instruments and transactions subject to an agreement similar to a master netting arrangement. The new guidance will be effective for ASMI beginning January 1, 2013. The adoption of the new amendments is not expected to have a significant impact on our consolidated financial statements.

In July, 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic). ASU 2012-02 amends the required annual impairment testing of indefinite-lived intangible assets by providing an entity an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of the indefinite-lived asset is less than its carrying amount. If, after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of the indefinite-lived asset is less than its carrying amount, then performing the two-step impairment test under Topic 350-30 is unnecessary. However, if an entity concludes otherwise, then it is required to perform the impairment testing under Topic 350-30-35-18F by calculating the fair value of the reporting unit and comparing the results with the carrying amount. If the fair value exceeds the carrying amount, then the entity must perform the second step test of measuring the amount of the impairment test under Topic 350-30-35-19. An entity has the option to bypass the qualitative assessment and proceed directly to the two step goodwill impairment test. Additionally, the entity has the option to resume with the qualitative testing in any subsequent period. The pronouncement is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company’s adoption of the new standard is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

In October 2012, the FASB issued ASU 2012-04 "Technical corrections and improvements". This ASU makes certain technical correction to the FASB Accounting Standards Codification. The new guidance will be effective for fiscal years beginning after December 15, 2012. The adoption of the new amendments is not expected to have a significant impact on our consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, "Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S.GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The pronouncement is effective for fiscal years and interim periods ending after December 15, 2012.The adoption of this pronouncement is not expected to have a material effect on the Company's consolidated financial position or results of operations.